INCOME TAXES	12 Months Ended
Dec. 31, 2021
INCOME TAXES
INCOME TAXES

13. INCOME TAXES

No provision for income taxes was recorded for the years ended December 31, 2021 and 2020. The Company has incurred net pre-tax losses for all periods presented. The Company has not reflected any benefit of such net operating loss (“NOL”) carryforwards in the accompanying financial statements. The provision for income taxes differs from the amount expected by applying the federal statutory rate to the loss before taxes as follows:

	Year Ended December 31,
	2021	2020
Profit before tax at federal statutory rate	21.0%	21.0%
State tax benefit, net of federal effects	8.9	5.4
Research and development credits	2.5	0.2
Unrealized gains/losses	20.1	—
Other	(4.2)	0.0
Change in valuation allowance	(48.3)	(26.6)
Effective income tax rate	0.0%	0.0%

The domestic and foreign components of loss from continuing operations before income taxes are as follows:

	Year Ended December 31,
	2021	2020
Domestic	$(100,076)	$(249,983)
Foreign	67	—
Total	$(100,009)	$(249,983)

Net deferred tax assets as of December 31, 2021 and 2020, consist of the following (in thousands):

	December 31,
	2021	2020
Deferred tax assets:
Net operating loss carryforwards	61,805	$18,643
Intangible assets	46,284	47,936
Operating lease liability	878	1,345
Research and development tax credits	2,881	657
Convertible note	391	397
Other	7,432	66
Total gross deferred tax assets	119,671	69,044
Valuation allowance	(118,459)	(67,758)
Net deferred tax assets	1,212	1,286
Deferred tax liabilities:
Fixed assets	(516)	—
Operating lease asset	(696)	(1,286)
Total deferred tax liability	(1,212)	(1,286)
Net deferred tax asset (liability)	$—	$—

In assessing the realizability of the net deferred tax asset, the Company considers all relevant positive and negative evidence in determining whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized. The realization of the gross deferred tax assets is dependent on several factors, including the generation of sufficient taxable income in the future. The Company has recorded a valuation allowance against its deferred tax assets as of December 31, 2021 and 2020 because the Company’s management believes that it is more likely than not that these assets will not be fully realized.

The Company has incurred NOLs since inception. As of December 31, 2021 and 2020, the Company had federal NOL carryforwards of approximately $225.0 million and $71.0 million, respectively, and state NOL carryforwards of $184.9 million and $59.3 million, respectively. The Company’s federal NOL carryforwards will not expire and the state NOL carryforwards will begin to expire at various times beginning in 2030.

As of December 31, 2021 and 2020, the Company also had available federal research and development tax credit carryforwards of $2.5 million and $0.6 million, respectively, to reduce future tax liabilities which begin to expire in 2040. The Company also has state research and development tax credit carryforwards as of December 31, 2021 and 2020 of $0.5 million and $0.1 million, respectively, available to reduce future state tax liabilities, which begin to expire in 2040.

NOL carryforwards are subject to review and possible adjustment by the Internal Revenue Service and state tax authorities and may become subject to an annual limitation in the event of certain cumulative changes in the ownership interest of significant stockholders over a three-year period in excess of 50%, as defined under Sections 382 and 383 of the Internal Revenue Code, as well as similar state provisions. This could limit the amount of tax attributes that can be utilized annually to offset future taxable income or tax liabilities. The amount of the annual limitation is determined based on the value of the Company immediately prior to the ownership change. Subsequent ownership changes may further affect the limitation in future years. If the Company experiences a change of ownership, as defined by Section 382, at any time following Inception, utilization of the NOL carryforwards will be subject to the annual limitations under Section 382.

The Company will recognize both accrued interest and penalties related to uncertain tax positions in income tax expense. As of December 31, 2021 and 2020, the Company had no accrued interest or penalties related to uncertain tax positions and no amounts have been recognized in the Company’s consolidated statement of operations and comprehensive loss. Since the Company is in a loss carryforward position, the Company is generally subject to examination by the U.S. federal, state and local income tax authorities for all tax years in which a loss carryforward is available.